CAPITAL STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes common stock option activity:

	Options	Weighted Average Exercise Price
Outstanding, December 31, 2022	1,250,000	$1.10
Granted	1,400,000	$0.40
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2023	2,650,000	$0.73
Exercisable, December 31, 2023	1,812,500	$0.73

Granted	-	$-
Exercised	-	-
Expired / Forfeited	(283,333)	1.10
Outstanding, June 30, 2024	2,366,667	$0.69
Exercisable, June 30, 2024	1,979,167	$0.61

The following table summarizes common stock options activity: The following table summarizes common stock options activity:

	Options	Weighted Average Exercise Price
December 31, 2021	-	$-
Granted	1,250,000	1.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2022	1,250,000	$1.10
Exercisable, December 31, 2022	133,333	$1.10

Granted	1,400,000	$0.40
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2023	2,650,000	$0.73
Exercisable, December 31, 2023	1,812,500	$0.73

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2023 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,400,000	4.28	$1.10	562,500	$1.10
$0.32	1,250,000	5.00	$0.32	1,250,000	$0.32

SCHEDULE OF OPTIONS FAIR VALUE ASSUMPTIONS

Fair Value of Common Stock on measurement date	$0.99 – 0.29
Risk free interest rate	3.83% - 3.30%
Volatility	232.05% - 92.54%
Dividend Yield	0%
Expected Term	6.0 - 3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term

Fair Value of Common Stock on measurement date	$1.00 – 0.32
Risk free interest rate	3.83% - 3.30%
Volatility	232.05% 92.54%
Dividend Yield	0%
Expected Term	6.0 - 3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2022	2,000,000	$1.00
Granted	367,500	1.22
Exercised	(1,024,500)	1.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	1,343,000	1.41
Exercisable, December 31, 2023	1,343,000	1.41

Granted	4,842,000	0.39
Exercised	-	-
Expired	-	-
Cancelled	-	-
Outstanding, June 30, 2024	6,185,000	0.55
Exercisable, June 30, 2024	6,185,000	$0.55

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,210,070	1.00
Exercised	-	-
Expired	-
Cancelled	(210,070)	1.00
Outstanding, December 31, 2022	2,000,000	1.00
Exercisable, December 31, 2022	2,000,000	$1.00

Granted	367,500	1.22
Exercised	(1,024,500)	1.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	1,343,000	1.43
Exercisable, December 31, 2023	1,343,000	$1.43

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2023, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$1.43	1,343,000	2.07

SCHEDULE OF SHARE PURCHASE AGREEMENT

On April 28, 2024, the Company and the Purchaser entered into an Omnibus Amendment Agreement No. 1, which amended the SPA to, adjust the closings which were to take place under the SPA as follows:

#	Initial Stated Value of Preferred Stock to be issued by installment	Warrants to be issued	Closing Date	Aggregate Purchase Price by installment (USD)
Initial Closing	$550,000	3,300,000	Initial Closing Date	$500,000
Second Closing	$275,000		On or before June 30, 2024	$250,000
Third Closing	$825,000	1,500,000	On or before June 30, 2024	$750,000
Fourth Closing	$1,100,000		Such date as is no later than 180 days after the shares of Common Stock issuable in respect of the Series B Preferred Stock sold in each of the Initial Closing, Second Closing, the Third Closing, and the Fourth Closing have been registered under the Securities Act, subject to any limitations pursuant to Rule 415	$1,000,000.00
Total	$2,750,000	4,800,000		$2,500,000

SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE

The weighted average exercise prices, remaining lives for options granted, and exercisable as of June 30, 2024 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,116,667	4.03	$1.10	729,167	$1.10
$0.32	1,250,000	4.50	$0.32	1,250,000	$0.32

SCHEDULE OF WARRANTS OUTSTANDING AND EXERCISABLE

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of June 30, 2024, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$0.55	6,185,000	4.30

SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS

Fair Value of Common Stock on measurement date	$0.21 - $0.73
Risk-free interest rate	From 2.95% to 4.38%
Volatility	From 81.92% to 239.06%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF OPTIONS FAIR VALUE ASSUMPTIONS

Fair Value of Common Stock on measurement date	$0.37 - $0.97
Risk-free interest rate	From 2.95% to 4.00%
Volatility	From 81.92% to 169.22%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.